N-2	May 30, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001644771
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	RiverNorth Capital and Income Fund, Inc.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder Transaction Expenses
Sales Load	None
Dividend Reinvestment Plan Fees	None(1)

Expenses of the Offer
Offering Expenses Borne by Stockholders of the Fund (as a percentage of net assets attributable to Common Shares before the Offer)	0.29%(2)
(1)	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You may pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

(2)	The fees and expenses of the Offer will be borne by the Fund and indirectly by all of its Stockholders, including those who did not exercise their Rights. The amount shown as Offering Expenses Borne by Stockholders of the Fund is calculated as a percentage of the Fund’s net assets as of May 13, 2025, and assumes no Common Shares are sold in the Offer. Assuming a fully subscribed Offer, this percentage would equal 0.23%. The expenses of the Offer to be paid by the Fund are not included in the Annual Expenses table. Offering expenses borne by Stockholders will result in a reduction of capital of the Fund and the NAV of the Common Shares.

Sales Load [Percent]	0.00%
Dividend Reinvestment and Cash Purchase Fees	$ 0	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.29%	[2]
Annual Expenses [Table Text Block]
Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares (Assuming the Use of Leverage Equal to 9.95% of the Fund’s Managed Assets)
Management Fee(3)	1.33%
Leverage Costs(4)	0.64%
Other Expenses(5)	2.90%
Acquired Fund Fees and Expenses(6)	0.69%
Total Annual Expenses	5.56%
Fee Waiver/Reimbursement	(0.31)%
Total Annual Expenses After Fee Waiver/Reimbursement	5.25%
(3)	The Fund has agreed to pay the Adviser a management fee payable on a monthly basis at the annual rate of 1.25% of the Fund’s average monthly Managed Assets for the service it provides. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.25% of the Fund’s Managed Assets represents 1.33% of net assets attributable to common shares assuming the use of leverage in an amount of 9.95% of the Fund’s Managed Assets as of December 31, 2024. The Fund’s Managed Assets for the period represents the average daily net assets for the six-month period ended December 31, 2024 plus the leverage outstanding during the period as described in footnote (4). See “Management of the Fund-Investment Advisory Agreement” in the accompanying Prospectus. The Adviser has agreed to waive or reimburse expenses of the Fund (other than brokerage fees and commissions; loan servicing fees; borrowing costs such as (i) interest and (ii) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund may invest; the cost of leverage, including dividends on preferred shares; and extraordinary expenses) to the extent necessary to limit the Fund’s total annual operating expenses at 1.95% of the average daily Managed Assets through at least April 4, 2026 The Adviser may recover from the Fund expenses reimbursed for three years after the date of the payment or waiver, so long as such recoupment does not cause the Fund’s total annual operating expenses (after the repayment is taken into account) to exceed: (i) the Fund’s expense limitation at the time such expenses were waived or (ii) the Fund’s current expense limitation at the time of recoupment.

(4)	“Leverage costs” are estimated to reflect actual leverage outstanding as of December 31, 2024 and estimated interest and associated costs. Actual leverage costs incurred in the future may be higher or lower as the actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. See “Use of Leverage” in the accompanying Prospectus.

(5)	Includes $472,419 of loan service fees in connection with the Fund’s investments in Alternative Credit Instruments as of December 31, 2024. Loan service fees relate to the Fund’s investment in Square Loans and are not related to any leverage expenses. The loan service fees are the cost associated with the originator’s ongoing collection and remittance of payments related to the Alternative Credit Instruments.

(6)	The “Acquired fund fees and expenses” disclosed above are based on the expense ratios as of December 31, 2024 (or the most recent available date) of the underlying funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each underlying fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the underlying funds’ fees attributable to the Fund’s investments in shares of the underlying funds. The 0.69% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the underlying funds and transaction-related fees. Certain underlying funds in which the Fund intends to invest generally charge a management fee of 0.50% to 1.20%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.

Management Fees [Percent]	1.33%	[3]
Interest Expenses on Borrowings [Percent]	0.64%	[4]
Acquired Fund Fees and Expenses [Percent]	0.69%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.90%	[6]
Total Annual Expenses [Percent]	5.56%
Waivers and Reimbursements of Fees [Percent]	(0.31%)
Net Expense over Assets [Percent]	5.25%
Expense Example [Table Text Block]

Expense Example(7)

The purpose of the following table is to help a holder of Common Shares understand the fees and expenses that such holder would bear directly or indirectly. The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, including the estimated costs of the Offer to be borne by the Stockholders of $155,859, assuming (1) that the Fund’s net assets following (and after giving effect to) the Offer do not increase or decrease, (2) that the Fund incurs total annual expenses of 5.25% of its net assets in year 1 and 5.56% in years 2 through 10 and (3) a 5% annual return. The examples reflect the contractual expense limitation described below through April 4, 2026.

	1 year	3 years	5 years	10 years
Total Expenses Incurred	$55	$165	$274	$541

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed.

(7)	The example does not include sales load and considers the expense limitation only for the periods in which it is in effect. The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at NAV and that the Fund is engaged in leverage of 9.95% of Managed Assets, assuming interest and fees on leverage of 5.08%. The interest and fees on leverage is expressed as an interest rate and represents interest and fees payable on the Fund’s credit agreements. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Expense Example, Year 01	$ 55	[7]
Expense Example, Years 1 to 3	165	[7]
Expense Example, Years 1 to 5	274	[7]
Expense Example, Years 1 to 10	$ 541	[7]
Purpose of Fee Table , Note [Text Block]	The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares would bear, directly or indirectly.
Basis of Transaction Fees, Note [Text Block]

SUMMARY OF FUND EXPENSES

The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares would bear, directly or indirectly.

The table shows Fund expenses as a percentage of net assets attributable to Common Shares. The following table should not be considered a representation of the Fund’s future expenses. The expenses shown in the table and related footnotes, along with the example, are based on the Fund’s capital structure as of December 31, 2024. Actual expenses may be greater or less than those shown below.

Stockholder Transaction Expenses
Sales Load	None
Dividend Reinvestment Plan Fees	None(1)

Expenses of the Offer
Offering Expenses Borne by Stockholders of the Fund (as a percentage of net assets attributable to Common Shares before the Offer)	0.29%(2)

Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares (Assuming the Use of Leverage Equal to 9.95% of the Fund’s Managed Assets)
Management Fee(3)	1.33%
Leverage Costs(4)	0.64%
Other Expenses(5)	2.90%
Acquired Fund Fees and Expenses(6)	0.69%
Total Annual Expenses	5.56%
Fee Waiver/Reimbursement	(0.31)%
Total Annual Expenses After Fee Waiver/Reimbursement	5.25%

Management Fee not based on Net Assets, Note [Text Block]	The Fund has agreed to pay the Adviser a management fee payable on a monthly basis at the annual rate of 1.25% of the Fund’s average monthly Managed Assets for the service it provides. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.25% of the Fund’s Managed Assets represents 1.33% of net assets attributable to common shares assuming the use of leverage in an amount of 9.95% of the Fund’s Managed Assets as of December 31, 2024.
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
Acquired Fund Fees Estimated, Note [Text Block]	The 0.69% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the underlying funds and transaction-related fees.

[1]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You may pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[2]	The fees and expenses of the Offer will be borne by the Fund and indirectly by all of its Stockholders, including those who did not exercise their Rights. The amount shown as Offering Expenses Borne by Stockholders of the Fund is calculated as a percentage of the Fund’s net assets as of May 13, 2025, and assumes no Common Shares are sold in the Offer. Assuming a fully subscribed Offer, this percentage would equal 0.23%. The expenses of the Offer to be paid by the Fund are not included in the Annual Expenses table. Offering expenses borne by Stockholders will result in a reduction of capital of the Fund and the NAV of the Common Shares.
[3]	The Fund has agreed to pay the Adviser a management fee payable on a monthly basis at the annual rate of 1.25% of the Fund’s average monthly Managed Assets for the service it provides. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include assets attributable to the Fund’s use of leverage. In addition, the mark-to-market value of the Fund’s derivatives will be used for purposes of calculating Managed Assets. The management fee of 1.25% of the Fund’s Managed Assets represents 1.33% of net assets attributable to common shares assuming the use of leverage in an amount of 9.95% of the Fund’s Managed Assets as of December 31, 2024. The Fund’s Managed Assets for the period represents the average daily net assets for the six-month period ended December 31, 2024 plus the leverage outstanding during the period as described in footnote (4). See “Management of the Fund-Investment Advisory Agreement” in the accompanying Prospectus. The Adviser has agreed to waive or reimburse expenses of the Fund (other than brokerage fees and commissions; loan servicing fees; borrowing costs such as (i) interest and (ii) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund may invest; the cost of leverage, including dividends on preferred shares; and extraordinary expenses) to the extent necessary to limit the Fund’s total annual operating expenses at 1.95% of the average daily Managed Assets through at least April 4, 2026 The Adviser may recover from the Fund expenses reimbursed for three years after the date of the payment or waiver, so long as such recoupment does not cause the Fund’s total annual operating expenses (after the repayment is taken into account) to exceed: (i) the Fund’s expense limitation at the time such expenses were waived or (ii) the Fund’s current expense limitation at the time of recoupment.
[4]	“Leverage costs” are estimated to reflect actual leverage outstanding as of December 31, 2024 and estimated interest and associated costs. Actual leverage costs incurred in the future may be higher or lower as the actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. See “Use of Leverage” in the accompanying Prospectus.
[5]	The “Acquired fund fees and expenses” disclosed above are based on the expense ratios as of December 31, 2024 (or the most recent available date) of the underlying funds in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each underlying fund’s most recent shareholder report. “Acquired fund fees and expenses” are not charged directly to the Fund, but rather reflect the estimated pro rata portion of the underlying funds’ fees attributable to the Fund’s investments in shares of the underlying funds. The 0.69% shown as “Acquired fund fees and expenses” reflects estimated operating expenses of the underlying funds and transaction-related fees. Certain underlying funds in which the Fund intends to invest generally charge a management fee of 0.50% to 1.20%, which are included in “Acquired fund fees and expenses,” as applicable. Acquired fund fees and expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[6]	Includes $472,419 of loan service fees in connection with the Fund’s investments in Alternative Credit Instruments as of December 31, 2024. Loan service fees relate to the Fund’s investment in Square Loans and are not related to any leverage expenses. The loan service fees are the cost associated with the originator’s ongoing collection and remittance of payments related to the Alternative Credit Instruments.
[7]	The example does not include sales load and considers the expense limitation only for the periods in which it is in effect. The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at NAV and that the Fund is engaged in leverage of 9.95% of Managed Assets, assuming interest and fees on leverage of 5.08%. The interest and fees on leverage is expressed as an interest rate and represents interest and fees payable on the Fund’s credit agreements. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.